Condensed Consolidated Statements Of Operations (USD $) In Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements Of Operations [Abstract]
Net sales	$ 219,644	$ 216,689	$ 663,892	$ 569,207	$ 785,086	$ 673,733	$ 781,732
Cost of sales	190,546	187,380	574,309	498,783	684,168	596,764	699,524
Gross margin	29,098	29,309	89,583	70,424	100,918	76,969	82,208
Selling, general and administrative expenses	18,341	19,293	56,561	48,913	66,491	55,894	57,179
Operating income	10,757	10,016	33,022	21,511	34,427	21,075	25,029
Other expenses (income)
Interest expense	12,976	10,922	36,572	25,053	36,379	28,592	30,991
Loss on early extinguishment of debt			22,051
Other (income) expense, net	(96)	(96)	(150)	(897)	(1,035)	(468)	1,371
Net other expenses	12,880	10,826	58,473	24,156	35,344	28,124	32,362
Loss before income taxes	(2,123)	(810)	(25,451)	(2,645)	(917)	(7,049)	(7,333)
(Benefit from) provision for income taxes	(554)	(293)	(9,395)	749	1,857	(1,114)	(1,215)
Net loss	$ (1,569)	$ (517)	$ (16,056)	$ (3,394)	$ (2,774)	$ (5,935)	$ (6,118)